Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2023
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2023	2022
Trade payables	984,384	1,276,546
Social security and other taxes	164,609	120,875
Accrued expenses	1,235,357	1,598,583
Total payables and accruals	2,384,350	2,996,004